Share Options (Details) - Schedule of Outstanding and Exercisable Share Options Separated Ranges of Exercise Prices	6 Months Ended
Jun. 30, 2024 $ / shares shares
Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	942,816
Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options exercisable	563,204
0.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares
0.00 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	17,680
Weighted average remaining contractual term	2 years 8 months 12 days
0.00 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	2 years 8 months 12 days
Share options exercisable	17,680
1.14 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.14
1.14 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	84,080
Weighted average remaining contractual term	2 years 4 months 2 days
1.14 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	2 years 4 months 2 days
Share options exercisable	84,080
1.47 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.47
1.47 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	9,600
Weighted average remaining contractual term	9 years 7 months 2 days
1.47 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term
Share options exercisable
1.48 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.48
1.48 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	50,000
Weighted average remaining contractual term	9 years 2 months 15 days
1.48 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term
Share options exercisable
1.74 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.74
1.74 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	12,800
Weighted average remaining contractual term	8 years 9 months 18 days
1.74 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	8 years 9 months 18 days
Share options exercisable	3,200
1.83 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 1.83
1.83 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	573,454
Weighted average remaining contractual term	7 years 10 days
1.83 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	6 years 3 months 21 days
Share options exercisable	354,325
2.79 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 2.79
2.79 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	6,400
Weighted average remaining contractual term	9 years 1 month 2 days
2.79 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term
Share options exercisable
3.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 3.2
3.20 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	5,002
Weighted average remaining contractual term	7 years 1 month 24 days
3.20 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	7 years 1 month 24 days
Share options exercisable	3,439
4.00 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4
4.00 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	76,000
Weighted average remaining contractual term	8 years 8 months 4 days
4.00 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	8 years 8 months 4 days
Share options exercisable	31,680
4.17 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 4.17
4.17 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	28,800
Weighted average remaining contractual term	1 year 6 months 10 days
4.17 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	1 year 6 months 10 days
Share options exercisable	28,800
5.02 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.02
5.02 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	39,000
Weighted average remaining contractual term	9 years 11 months 26 days
5.02 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term
Share options exercisable
5.12 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise price (in Dollars per share) | $ / shares	$ 5.12
5.12 [Member] | Share options outstanding [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Share options outstanding	40,000
Weighted average remaining contractual term	5 years 14 days
5.12 [Member] | Share options exercisable [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Weighted average remaining contractual term	5 years 14 days
Share options exercisable	40,000